Distribution Date:	08/17/26	BANK 2018-BNK15
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-15		900 19th Street NW, 8th Floor | Wasington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-18	Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06036FAY7	3.402000%	47,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06036FAZ4	4.272000%	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06036FBA8	4.285000%	43,000,000.00	16,840,976.55	636,582.14	60,136.32	0.00	0.00	696,718.46	16,204,394.41	33.86%	30.00%
A-3	06036FBB6	4.138000%	300,000,000.00	278,272,004.08	0.00	959,574.63	0.00	0.00	959,574.63	278,272,004.08	33.86%	30.00%
A-4	06036FBC4	4.407000%	305,969,000.00	305,969,000.00	0.00	1,123,671.15	0.00	0.00	1,123,671.15	305,969,000.00	33.86%	30.00%
A-S	06036FBF7	4.730747%	128,834,000.00	128,834,000.00	0.00	507,900.84	0.00	0.00	507,900.84	128,834,000.00	19.67%	17.50%
B	06036FBG5	4.807747%	43,804,000.00	43,804,000.00	0.00	175,498.78	0.00	0.00	175,498.78	43,804,000.00	14.85%	13.25%
C	06036FBH3	4.807747%	34,785,000.00	34,785,000.00	0.00	139,364.55	0.00	0.00	139,364.55	34,785,000.00	11.02%	9.88%
D	06036FAJ0	3.000000%	23,190,000.00	23,190,000.00	0.00	57,975.00	0.00	0.00	57,975.00	23,190,000.00	8.46%	7.63%
E	06036FAL5	3.000000%	19,325,000.00	19,325,000.00	0.00	48,312.50	0.00	0.00	48,312.50	19,325,000.00	6.33%	5.75%
F	06036FAN1	3.592000%	19,325,000.00	19,325,000.00	0.00	57,846.17	0.00	0.00	57,846.17	19,325,000.00	4.20%	3.88%
G	06036FAQ4	3.592000%	11,595,000.00	11,595,000.00	0.00	34,707.70	0.00	0.00	34,707.70	11,595,000.00	2.93%	2.75%
H*	06036FAS0	4.807747%	28,344,384.00	26,570,198.51	0.00	42,822.52	0.00	0.00	42,822.52	26,570,198.51	0.00%	0.00%
V	06036FAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06036FAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2I80M1	4.807747%	54,245,862.35	47,816,325.21	33,504.32	188,225.04	0.00	0.00	221,729.36	47,782,820.89	0.00%	0.00%
Regular SubTotal			1,084,917,246.35	956,326,504.35	670,086.46	3,396,035.20	0.00	0.00	4,066,121.66	955,656,417.89

X-A	06036FBD2	0.528699%	721,469,000.00	601,081,980.62	0.00	264,826.09	0.00	0.00	264,826.09	600,445,398.49
X-B	06036FBE0	0.047826%	207,423,000.00	207,423,000.00	0.00	8,266.85	0.00	0.00	8,266.85	207,423,000.00
X-D	06036FAA9	1.807747%	42,515,000.00	42,515,000.00	0.00	64,046.95	0.00	0.00	64,046.95	42,515,000.00
X-F	06036FAE1	1.215747%	19,325,000.00	19,325,000.00	0.00	19,578.59	0.00	0.00	19,578.59	19,325,000.00
X-G	06036FAG6	1.215747%	11,595,000.00	11,595,000.00	0.00	11,747.15	0.00	0.00	11,747.15	11,595,000.00
Notional SubTotal			1,002,327,000.00	881,939,980.62	0.00	368,465.63	0.00	0.00	368,465.63	881,303,398.49

Deal Distribution Total					670,086.46	3,764,500.83	0.00	0.00	4,434,587.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06036FAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06036FAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06036FBA8	391.65061744	14.80423581	1.39851907	0.00000000	0.00000000	0.00000000	0.00000000	16.20275488	376.84638163
A-3	06036FBB6	927.57334693	0.00000000	3.19858210	0.00000000	0.00000000	0.00000000	0.00000000	3.19858210	927.57334693
A-4	06036FBC4	1,000.00000000	0.00000000	3.67249999	0.00000000	0.00000000	0.00000000	0.00000000	3.67249999	1,000.00000000
A-S	06036FBF7	1,000.00000000	0.00000000	3.94228884	0.00000000	0.00000000	0.00000000	0.00000000	3.94228884	1,000.00000000
B	06036FBG5	1,000.00000000	0.00000000	4.00645557	0.00000000	0.00000000	0.00000000	0.00000000	4.00645557	1,000.00000000
C	06036FBH3	1,000.00000000	0.00000000	4.00645537	0.00000000	0.00000000	0.00000000	0.00000000	4.00645537	1,000.00000000
D	06036FAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06036FAL5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06036FAN1	1,000.00000000	0.00000000	2.99333351	0.00000000	0.00000000	0.00000000	0.00000000	2.99333351	1,000.00000000
G	06036FAQ4	1,000.00000000	0.00000000	2.99333333	0.00000000	0.00000000	0.00000000	0.00000000	2.99333333	1,000.00000000
H	06036FAS0	937.40610168	0.00000000	1.51079381	2.24488174	22.05888087	0.00000000	0.00000000	1.51079381	937.40610168
V	06036FAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06036FAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2I80M1	881.47414639	0.61763826	3.46985064	0.06173632	0.60663963	0.00000000	0.00000000	4.08748890	880.85650813

Notional Certificates
X-A	06036FBD2	833.13625481	0.00000000	0.36706510	0.00000000	0.00000000	0.00000000	0.00000000	0.36706510	832.25391318
X-B	06036FBE0	1,000.00000000	0.00000000	0.03985503	0.00000000	0.00000000	0.00000000	0.00000000	0.03985503	1,000.00000000
X-D	06036FAA9	1,000.00000000	0.00000000	1.50645537	0.00000000	0.00000000	0.00000000	0.00000000	1.50645537	1,000.00000000
X-F	06036FAE1	1,000.00000000	0.00000000	1.01312238	0.00000000	0.00000000	0.00000000	0.00000000	1.01312238	1,000.00000000
X-G	06036FAG6	1,000.00000000	0.00000000	1.01312204	0.00000000	0.00000000	0.00000000	0.00000000	1.01312204	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	60,136.32	0.00	60,136.32	0.00	0.00	0.00	60,136.32	0.00
A-3	07/01/26 - 07/30/26	30	0.00	959,574.63	0.00	959,574.63	0.00	0.00	0.00	959,574.63	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,123,671.15	0.00	1,123,671.15	0.00	0.00	0.00	1,123,671.15	0.00
X-A	07/01/26 - 07/30/26	30	0.00	264,826.09	0.00	264,826.09	0.00	0.00	0.00	264,826.09	0.00
X-B	07/01/26 - 07/30/26	30	0.00	8,266.85	0.00	8,266.85	0.00	0.00	0.00	8,266.85	0.00
X-D	07/01/26 - 07/30/26	30	0.00	64,046.95	0.00	64,046.95	0.00	0.00	0.00	64,046.95	0.00
X-F	07/01/26 - 07/30/26	30	0.00	19,578.59	0.00	19,578.59	0.00	0.00	0.00	19,578.59	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,747.15	0.00	11,747.15	0.00	0.00	0.00	11,747.15	0.00
A-S	07/01/26 - 07/30/26	30	0.00	507,900.84	0.00	507,900.84	0.00	0.00	0.00	507,900.84	0.00
B	07/01/26 - 07/30/26	30	0.00	175,498.78	0.00	175,498.78	0.00	0.00	0.00	175,498.78	0.00
C	07/01/26 - 07/30/26	30	0.00	139,364.55	0.00	139,364.55	0.00	0.00	0.00	139,364.55	0.00
D	07/01/26 - 07/30/26	30	0.00	57,975.00	0.00	57,975.00	0.00	0.00	0.00	57,975.00	0.00
E	07/01/26 - 07/30/26	30	0.00	48,312.50	0.00	48,312.50	0.00	0.00	0.00	48,312.50	0.00
F	07/01/26 - 07/30/26	30	0.00	57,846.17	0.00	57,846.17	0.00	0.00	0.00	57,846.17	0.00
G	07/01/26 - 07/30/26	30	0.00	34,707.70	0.00	34,707.70	0.00	0.00	0.00	34,707.70	0.00
H	07/01/26 - 07/30/26	30	559,374.49	106,452.32	0.00	106,452.32	63,629.79	0.00	0.00	42,822.52	625,245.39
RR Interest	07/01/26 - 07/30/26	30	29,440.80	191,573.98	0.00	191,573.98	3,348.94	0.00	0.00	188,225.04	32,907.69
Totals			588,815.29	3,831,479.57	0.00	3,831,479.57	66,978.73	0.00	0.00	3,764,500.83	658,153.08

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,434,587.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,846,565.41	Master Servicing Fee	7,613.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,211.00
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	411.75
ARD Interest	0.00	Operating Advisor Fee	1,329.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	230.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,846,565.41	Total Fees	15,085.85

Principal		Expenses/Reimbursements
Scheduled Principal	670,086.46	Reimbursement for Interest on Advances	86.88
Unscheduled Principal Collections		ASER Amount	23,749.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	41,763.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,378.96
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	670,086.46	Total Expenses/Reimbursements	66,978.73

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,764,500.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	670,086.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,434,587.29
Total Funds Collected	4,516,651.87	Total Funds Distributed	4,516,651.87

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	956,326,504.35	956,326,504.35	Beginning Certificate Balance	956,326,504.35
(-) Scheduled Principal Collections	670,086.46	670,086.46	(-) Principal Distributions	670,086.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	955,656,417.89	955,656,417.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	956,326,504.37	956,326,504.37	Ending Certificate Balance	955,656,417.89
Ending Actual Collateral Balance	955,656,417.91	955,656,417.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	50,757,611.45	5.31%	26	5.4669	NAP	Defeased	6	50,757,611.45	5.31%	26	5.4669	NAP
5,000,000 or less	23	66,014,663.24	6.91%	26	4.9913	1.952976	1.40 or less	13	224,847,224.51	23.53%	26	5.0827	0.725914
5,000,001 to 10,000,000	11	76,360,881.89	7.99%	25	4.9231	2.169755	1.41 to 1.50	1	1,289,403.63	0.13%	27	4.5100	1.430000
10,000,001 to 15,000,000	3	34,466,877.58	3.61%	27	5.4170	1.571273	1.51 to 1.60	4	14,819,441.96	1.55%	26	5.0019	1.553343
15,000,001 to 25,000,000	8	154,807,874.09	16.20%	26	4.7883	2.233088	1.61 to 1.70	6	126,777,645.95	13.27%	25	4.5533	1.651388
25,000,001 to 50,000,000	10	344,281,385.47	36.03%	25	4.3859	2.206661	1.71 to 1.80	3	81,343,661.38	8.51%	26	4.6876	1.769679
50,000,001 or greater	3	228,967,124.17	23.96%	24	4.5544	1.580581	1.81 to 1.90	4	48,787,433.53	5.11%	27	4.8048	1.871909
Totals	64	955,656,417.89	100.00%	25	4.6708	1.971473	1.91 to 2.50	8	40,225,457.91	4.21%	25	4.9229	2.299150
							2.51 to 3.00	9	194,561,959.44	20.36%	25	4.3267	2.709598
							3.01 or greater	10	172,246,578.13	18.02%	25	4.2416	3.272577
							Totals	64	955,656,417.89	100.00%	25	4.6708	1.971473
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	50,757,611.45	5.31%	26	5.4669	NAP	Utah	1	7,259,528.60	0.76%	26	5.0150	1.555300
Arizona	3	16,962,690.82	1.77%	26	5.2309	1.845714	Virginia	2	4,946,282.44	0.52%	27	5.6084	1.953299
California	13	193,637,458.78	20.26%	26	4.6193	2.076780	Washington	3	53,104,141.18	5.56%	26	4.5380	2.348652
Florida	5	116,964,234.58	12.24%	23	4.2106	2.406627	Washington, DC	2	6,878,873.24	0.72%	23	4.2850	2.154486
Georgia	3	17,868,231.14	1.87%	24	4.9614	1.775124	West Virginia	1	27,755,000.00	2.90%	25	4.3550	1.772000
Idaho	1	2,368,584.94	0.25%	27	4.4930	2.860900	Wisconsin	1	4,450,882.26	0.47%	25	5.1500	0.639400
Illinois	6	35,599,434.62	3.73%	26	5.3088	1.018076	Totals	115	955,656,417.89	100.00%	25	4.6708	1.971473
Iowa	1	8,928,101.13	0.93%	25	5.1500	0.639400
									Property Type³
Kansas	4	10,429,286.05	1.09%	25	5.1500	0.639400
Louisiana	4	32,855,305.68	3.44%	26	4.6382	2.046608		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	2	5,451,672.45	0.57%	25	5.1500	0.639400		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	1	19,320,422.54	2.02%	23	4.2850	1.646800	Defeased	9	50,757,611.45	5.31%	26	5.4669	NAP
Michigan	1	4,000,000.00	0.42%	26	4.9600	2.388700	Industrial	1	15,476,758.05	1.62%	27	4.7800	3.420600
Minnesota	2	1,745,250.00	0.18%	26	5.5200	1.516300	Lodging	27	161,402,580.16	16.89%	25	5.1588	1.044496
Mississippi	1	5,952,067.55	0.62%	25	5.1500	0.639400	Mixed Use	5	47,847,888.14	5.01%	24	4.4427	1.667161
Missouri	5	66,243,377.48	6.93%	25	4.9633	1.475976	Multi-Family	14	36,032,626.15	3.77%	26	4.6873	1.928982
New Jersey	1	3,481,343.43	0.36%	27	4.4930	2.860900	Office	6	104,219,278.23	10.91%	26	4.4149	2.003919
New York	18	138,027,811.89	14.44%	24	4.2220	2.292966	Other	1	24,000,000.00	2.51%	25	4.2620	3.246400
North Carolina	3	7,413,333.75	0.78%	26	4.9295	1.385079	Retail	27	458,476,512.31	47.98%	25	4.5114	2.169068
North Dakota	1	2,641,197.11	0.28%	27	4.4930	2.860900	Self Storage	25	57,443,163.40	6.01%	27	4.6534	2.729416
Ohio	3	14,639,496.20	1.53%	26	5.1295	1.328558	Totals	115	955,656,417.89	100.00%	25	4.6708	1.971473
Oklahoma	4	6,531,096.85	0.68%	25	5.0017	1.140930
Pennsylvania	1	2,923,360.38	0.31%	25	5.1500	0.639400
South Carolina	2	35,500,000.00	3.71%	27	4.7020	2.030086
Texas	11	51,020,341.34	5.34%	27	5.0062	2.602790

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	50,757,611.45	5.31%	26	5.4669	NAP	Defeased	6	50,757,611.45	5.31%	26	5.4669	NAP
	4.000% or less	1	60,000,000.00	6.28%	23	3.8714	3.073100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	18	364,182,096.66	38.11%	24	4.2593	2.536105	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	17	203,128,442.37	21.26%	26	4.7031	1.751205	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	22	277,588,267.41	29.05%	26	5.2143	1.269398	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	955,656,417.89	100.00%	25	4.6708	1.971473	49 months or greater	58	904,898,806.44	94.69%	25	4.6261	2.006942
								Totals	64	955,656,417.89	100.00%	25	4.6708	1.971473
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	50,757,611.45	5.31%	26	5.4669	NAP	Defeased	6	50,757,611.45	5.31%	26	5.4669	NAP
	60 months or less	58	904,898,806.44	94.69%	25	4.6261	2.006942	Interest Only	29	612,335,250.00	64.07%	25	4.4961	2.050742
61 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	72 months or less	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	73 months to 180 months	1	1,906,304.90	0.20%	25	4.4900	2.750000
	Totals	64	955,656,417.89	100.00%	25	4.6708	1.971473	181 months to 300 months	26	282,831,531.38	29.60%	26	4.9142	1.897482
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	7,825,720.16	0.82%	26	4.4248	2.354769
								Totals	64	955,656,417.89	100.00%	25	4.6708	1.971473
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	50,757,611.45	5.31%	26	5.4669	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	82,832,875.83	8.67%	24	4.1363	2.768089	61 months to 110 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	712,372,505.50	74.54%	25	4.6114	2.117985	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	6	109,693,425.11	11.48%	25	5.0917	0.711040	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	955,656,417.89	100.00%	25	4.6708	1.971473
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310731014	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	08/01/26
1A	310946727	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	08/01/26
2	310947178	LO	Various	Various	Actual/360	5.150%	443,472.22	0.00	0.00	N/A	09/11/28	--	100,000,000.00	100,000,000.00	07/11/26
3	453011948	Various Various		Various	Actual/360	4.285%	254,479.11	0.00	0.00	N/A	07/07/28	--	68,967,124.17	68,967,124.17	08/07/26
3A	453011972	RT	Washington	DC	Actual/360	4.285%	22,260.47	0.00	0.00	N/A	07/07/28	--	6,032,875.83	6,032,875.83	08/07/26
4	300801837	RT	New York	NY	Actual/360	3.871%	200,019.75	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	08/01/26
5	310947451	OF	Sunnyvale	CA	Actual/360	4.131%	106,717.14	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	08/06/26
5A	310946372	OF	Sunnyvale	CA	Actual/360	4.131%	95,333.97	0.00	0.00	N/A	10/06/28	--	26,800,000.00	26,800,000.00	08/06/26
6	300801851	SS	Various	Various	Actual/360	4.493%	153,603.75	119,670.38	0.00	11/01/28	11/01/43	--	39,701,436.31	39,581,765.93	08/01/26
7	300801832	OF	Sacramento	CA	Actual/360	4.530%	132,628.33	0.00	0.00	N/A	10/01/28	--	34,000,000.00	34,000,000.00	07/01/25
8	300801847	RT	Clovis	CA	Actual/360	5.000%	126,690.82	54,486.48	0.00	N/A	11/01/28	--	29,424,964.84	29,370,478.36	08/01/26
9	1853802	RT	North Myrtle Beach	SC	Actual/360	4.605%	122,927.92	0.00	0.00	N/A	11/01/28	--	31,000,000.00	31,000,000.00	08/01/26
11	310946378	RT	Bossier City	LA	Actual/360	4.690%	98,055.82	61,405.61	0.00	N/A	09/11/28	--	24,279,588.63	24,218,183.02	08/11/26
12	300801841	RT	Longview	WA	Actual/360	4.690%	104,256.24	40,733.67	0.00	N/A	10/01/28	--	25,814,874.85	25,774,141.18	08/01/26
13	1853565	RT	Nitro	WV	Actual/360	4.355%	104,085.10	0.00	0.00	N/A	09/01/28	--	27,755,000.00	27,755,000.00	08/01/26
15	1853884	LO	Saint Louis	MO	Actual/360	5.240%	98,912.53	38,983.59	0.00	N/A	11/01/28	--	21,921,023.36	21,882,039.77	08/01/26
16	310945556	98	Seattle	WA	Actual/360	4.262%	88,081.33	0.00	0.00	N/A	09/06/28	--	24,000,000.00	24,000,000.00	08/06/26
17	1852927	MF	Various	IL	Actual/360	5.970%	106,539.84	32,407.54	0.00	N/A	11/01/28	--	20,724,234.63	20,691,827.09	08/01/26
18	320850018	RT	Frontenac	MO	Actual/360	4.433%	76,346.11	0.00	0.00	N/A	08/01/28	--	20,000,000.00	20,000,000.00	08/01/26
19	310946471	LO	Carrollton	TX	Actual/360	5.220%	76,821.21	30,496.46	0.00	N/A	11/11/28	--	17,090,368.94	17,059,872.48	08/11/26
20	1854235	IN	Brownsville	TX	Actual/360	4.780%	63,809.85	25,701.32	0.00	N/A	11/01/28	--	15,502,459.37	15,476,758.05	08/01/26
21	1853612	RT	Los Angeles	CA	Actual/360	5.075%	73,855.35	0.00	0.00	N/A	10/01/28	--	16,900,000.00	16,900,000.00	08/01/26
22	300801839	RT	Stockton	CA	Actual/360	4.798%	63,191.64	23,651.94	0.00	N/A	10/01/28	--	15,294,672.71	15,271,020.77	08/01/26
23	1854015	SS	Various	Various	Actual/360	5.010%	65,004.44	19,372.53	0.00	N/A	10/01/28	--	15,067,670.31	15,048,297.78	08/01/26
24	1852134	RT	Phoenix	AZ	Actual/360	5.440%	54,381.12	20,070.87	0.00	N/A	10/01/28	--	11,608,873.08	11,588,802.21	08/01/26
25	300801855	RT	Riverside	CA	Actual/360	5.055%	53,976.17	0.00	0.00	N/A	11/01/28	--	12,400,000.00	12,400,000.00	08/01/26
26	300801782	LO	Newnan	GA	Actual/360	4.980%	41,819.87	28,774.60	0.00	N/A	06/01/28	--	9,752,008.98	9,723,234.38	08/01/26
27	300801857	RT	Algonquin	IL	Actual/360	5.820%	52,597.14	16,863.58	0.00	N/A	11/01/28	--	10,494,938.95	10,478,075.37	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	320850028	MF	Longview	TX	Actual/360	5.170%	42,174.31	13,646.12	0.00	N/A	10/01/28	--	9,473,234.17	9,459,588.05	08/01/26
29	300801840	RT	Columbus	OH	Actual/360	4.910%	39,123.10	14,010.37	0.00	N/A	10/01/28	--	9,253,212.18	9,239,201.81	08/01/26
30	300801843	MU	New York	NY	Actual/360	4.580%	33,964.38	17,180.60	0.00	N/A	10/01/28	--	8,611,899.73	8,594,719.13	08/01/26
33	410946377	RT	Woods Cross	UT	Actual/360	5.015%	31,400.25	11,618.85	0.00	N/A	10/11/28	--	7,271,147.45	7,259,528.60	08/11/26
34	300801846	LO	Anaheim	CA	Actual/360	5.314%	30,873.36	9,449.28	0.00	N/A	10/01/28	--	6,746,882.81	6,737,433.53	08/01/26
36	1854407	OF	Skokie	IL	Actual/360	4.840%	26,257.00	0.00	0.00	N/A	11/01/28	--	6,300,000.00	6,300,000.00	08/01/26
37	1854444	MF	College Station	TX	Actual/360	5.330%	27,538.33	0.00	0.00	N/A	10/01/28	--	6,000,000.00	6,000,000.00	08/01/26
38	300801844	LO	Palm Springs	CA	Actual/360	4.952%	25,585.33	0.00	0.00	N/A	10/01/28	--	6,000,000.00	6,000,000.00	08/01/26
39	300801858	SS	Various	AZ	Actual/360	4.780%	22,149.23	7,216.72	0.00	N/A	11/01/28	--	5,381,105.33	5,373,888.61	08/01/26
40	1854328	RT	Fox River Grove	IL	Actual/360	5.265%	23,122.12	0.00	0.00	N/A	10/01/28	--	5,100,000.00	5,100,000.00	08/01/26
41	410946683	OF	Beavercreek	OH	Actual/360	5.715%	22,049.06	7,381.85	0.00	N/A	10/11/28	--	4,480,377.64	4,472,995.79	08/11/26
42	470111420	MF	New York	NY	Actual/360	4.470%	17,769.89	4,611.92	0.00	N/A	11/01/28	--	4,616,556.17	4,611,944.25	08/01/26
43	410946930	SS	Lynbrook	NY	Actual/360	5.180%	19,494.45	7,899.35	0.00	N/A	10/11/28	--	4,370,408.21	4,362,508.86	08/11/26
44	410947071	MU	Brooklyn	NY	Actual/360	5.340%	21,842.08	0.00	0.00	N/A	10/11/28	--	4,750,000.00	4,750,000.00	08/11/26
45	610945890	RT	Hilton Head Island	SC	Actual/360	5.370%	20,808.75	0.00	0.00	N/A	10/11/28	--	4,500,000.00	4,500,000.00	08/11/26
46	470111260	MF	Lawrence	NY	Actual/360	4.480%	13,586.33	7,139.07	0.00	N/A	10/01/28	--	3,521,802.43	3,514,663.36	08/01/26
47	300801845	SS	Ann Arbor	MI	Actual/360	4.960%	17,084.44	0.00	0.00	N/A	10/01/28	--	4,000,000.00	4,000,000.00	08/01/26
48	470110740	MF	Jackson Heights	NY	Actual/360	4.360%	12,078.49	3,342.63	0.00	N/A	09/01/28	--	3,217,118.54	3,213,775.91	08/01/26
49	470109730	MF	New Rochelle	NY	Actual/360	4.490%	7,442.24	18,550.16	0.00	N/A	09/01/28	--	1,924,855.06	1,906,304.90	08/01/26
50	1854096	MF	Seattle	WA	Actual/360	5.350%	15,341.12	0.00	0.00	N/A	11/01/28	--	3,330,000.00	3,330,000.00	08/01/26
51	470111380	MF	Rego Park	NY	Actual/360	4.550%	12,733.68	0.00	0.00	N/A	10/01/28	--	3,250,000.00	3,250,000.00	08/01/26
52	610947181	RT	Spring	TX	Actual/360	5.305%	14,070.04	0.00	0.00	N/A	10/11/28	--	3,080,000.00	3,080,000.00	08/11/26
53	410946938	OF	Richmond	VA	Actual/360	5.820%	13,281.92	3,917.88	0.00	N/A	11/11/28	--	2,650,200.32	2,646,282.44	08/11/26
54	470111020	MF	Hastings on Hudson	NY	Actual/360	4.480%	8,687.37	6,844.17	0.00	N/A	10/01/28	--	2,251,909.17	2,245,065.00	08/01/26
55	410946209	SS	Santa Maria	CA	Actual/360	4.890%	10,527.08	0.00	0.00	N/A	10/11/28	--	2,500,000.00	2,500,000.00	08/11/26
56	470111280	MF	Roslyn	NY	Actual/360	4.460%	8,243.09	4,364.69	0.00	N/A	10/01/28	--	2,146,328.22	2,141,963.53	08/01/26
58	470110390	MF	Staten Island	NY	Actual/360	4.330%	7,957.91	4,457.95	0.00	N/A	09/01/28	--	2,134,282.74	2,129,824.79	08/01/26
59	1854184	RT	Richmond	TX	Actual/360	5.460%	10,608.01	2,619.59	0.00	N/A	11/01/28	--	2,256,223.60	2,253,604.01	08/01/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	1854329	RT	Fredericksburg	VA	Actual/360	5.365%	10,625.68	0.00	0.00	N/A	10/01/28	--	2,300,000.00	2,300,000.00	08/01/26
61	410946457	RT	Richland	WA	Actual/360	5.315%	9,030.05	3,485.27	0.00	N/A	10/11/28	--	1,973,002.50	1,969,517.23	08/11/26
62	410946642	RT	Various	MN	Actual/360	5.520%	8,295.76	0.00	0.00	N/A	10/11/28	--	1,745,250.00	1,745,250.00	08/11/26
63	410947208	SS	El Paso	TX	Actual/360	5.610%	7,850.10	0.00	0.00	N/A	10/11/28	--	1,625,000.00	1,625,000.00	08/11/26
64	1854279	IN	Houston	TX	Actual/360	5.160%	5,940.90	2,258.74	0.00	N/A	09/01/28	--	1,337,036.03	1,334,777.29	08/01/26
65	470111470	MF	New York	NY	Actual/360	4.510%	5,017.61	2,591.58	0.00	N/A	11/01/28	--	1,291,995.21	1,289,403.63	08/01/26
66	470111080	MF	New York	NY	Actual/360	4.360%	4,822.37	2,653.64	0.00	N/A	10/01/28	--	1,284,442.63	1,281,788.99	08/01/26
67	470111100	MF	Mt. Vernon	NY	Actual/360	4.600%	4,436.92	2,227.46	0.00	N/A	10/01/28	--	1,120,119.25	1,117,891.79	08/01/26
Totals							3,846,565.41	670,086.46	0.00				956,326,504.35	955,656,417.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	177,456,385.50	47,640,243.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,858,511.96	12,930,715.12	07/01/24	06/30/25	--	0.00	0.00	443,041.66	443,041.66	0.00	0.00
3	56,452,319.00	13,427,610.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,682,497.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	40,131,012.93	10,370,588.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,281,871.10	9,465,149.42	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	401,725.00	0.00	--	--	01/12/26	6,121,973.41	186,161.53	107,884.76	1,522,457.37	0.00	0.00
8	3,990,453.51	2,070,374.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,916,459.90	743,836.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,429,031.90	900,877.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,057,844.66	1,573,197.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,384,926.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,974,370.47	1,934,575.24	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,884,541.97	3,455,571.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	14,769,715.00	3,702,451.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,218,888.18	2,471,511.61	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,478,646.79	1,950,294.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,337,122.21	307,834.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,512,186.13	684,286.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,798,099.49	680,734.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,748,785.60	848,157.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,557,946.00	1,999,201.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	879,791.76	159,430.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	2,559,840.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,193,383.04	780,335.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,155,269.42	206,114.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	975,839.36	1,041,259.66	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	705,956.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	700,247.23	218,458.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,238,003.79	1,358,163.29	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,144,900.30	519,504.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	506,852.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	582,391.81	133,237.18	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	935,976.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	383,580.40	88,228.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	475,276.41	122,035.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	780,102.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	481,297.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	473,978.17	243,293.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	137,878.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	858,210.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	203,719.06	59,767.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	107,283.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	88,882.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	368,287.79	244,898.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	414,497.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	463,596.29	93,442.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	308,122.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	200,241.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	199,800.57	102,456.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	194,406.15	74,765.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	371,859.60	182,336.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	153,575.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	149,282.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	172,437.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	392,799,223.26	122,873,819.56				6,121,973.41	186,161.53	550,926.42	1,965,499.03	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.670804%	4.601738%	25
07/17/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.670977%	4.601943%	26
06/17/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.671166%	4.602166%	27
05/15/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.671336%	4.602369%	28
04/17/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.671523%	4.618240%	29
03/17/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.671691%	4.618429%	30
02/18/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.671910%	4.618673%	31
01/16/26	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	1	1,134,012.96	0	0.00	1	8,850,000.00	4.672076%	4.644887%	32
12/17/25	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.670578%	4.642829%	33
11/18/25	1	1,138,477.04	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.670758%	4.643013%	34
10/20/25	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.670920%	4.643178%	35
09/17/25	0	0.00	1	34,000,000.00	1	1,142,906.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.671099%	4.643360%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310947178	07/11/26	0	B	443,041.66	443,041.66	0.00	100,000,000.00	01/28/26	1
7	300801832	07/01/25	12	6	107,884.76	1,522,457.37	15,975.23	34,000,000.00	07/18/25	13
Totals					550,926.42	1,965,499.03	15,975.23	134,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		264,723,234	264,723,234	0		0
25 - 36 Months		651,351,418	617,351,418	34,000,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		39,581,766	39,581,766	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	955,656,418	921,656,418	0	0	34,000,000	0
Jul-26	956,326,504	922,326,504	0	0	34,000,000	0
Jun-26	957,041,265	923,041,265	0	0	34,000,000	0
May-26	957,705,509	923,705,509	0	0	34,000,000	0
Apr-26	958,414,638	924,414,638	0	0	34,000,000	0
Mar-26	959,073,088	925,073,088	0	0	34,000,000	0
Feb-26	959,872,417	925,872,417	0	0	34,000,000	0
Jan-26	960,524,709	926,524,709	0	0	34,000,000	0
Dec-25	970,024,251	936,024,251	0	0	34,000,000	0
Nov-25	970,719,212	935,580,735	1,138,477	0	34,000,000	0
Oct-25	971,363,083	937,363,083	0	0	34,000,000	0
Sep-25	972,052,578	936,909,671	0	34,000,000	1,142,907	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310947178	100,000,000.00	100,000,000.00	377,700,000.00	07/10/18	8,847,954.62	0.63940	06/30/25	09/11/28	I/O
4	300801837	60,000,000.00	60,000,000.00	470,000,000.00	08/27/18	19,300,015.16	3.07310	12/31/25	07/01/28	I/O
7	300801832	34,000,000.00	34,000,000.00	31,250,000.00	08/28/25	48,250.00	0.03130	12/31/25	10/01/28	I/O
Totals		194,000,000.00	194,000,000.00	878,950,000.00		28,196,219.78

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310947178	LO	Various	01/28/26	1

Loan transferred to special servicing effective 1/28/26 due to imminent default. The Loan is paid current as of May 2026. Collateral consists of 22 mixed service hotels, totaling 2,943 keys. Loan is paid through 4/11/2026. Servicer is actively nego tiating forbearance terms with Borrower. Appraisal updates were ordered.

4	300801837	RT	NY	05/06/26	13

The loan transferred into special servicing effective 5/6/2026 due to Imminent Monetary Default. The subject is a 23,575 square foot retail property located in New York, NY, built in 1926 and renovated in 2016. Inspection in June 2026 reported the p roperty to be in good condition. Files are currently under review to determine workout strategies.

7	300801832	OF	CA	07/18/25	13

The loan transferred to special servicing on 7/18/2025 due to imminent monetary default. The subject collateral consists of 4 low-rise office buildings totaling 299,205 sf, located in Sacramento, CA, built in 1987. A May 2026 site inspection found t he asset in overall good condition. The June 2026 YTD NOI DSCR was approximately 0.25x as compared to the YE2025 NOI DSCR of 0.26x. Occupancy as of July 2026 was 33%. The special servicer is evaluating a potential modification of loan terms with the Borrower while continuing to evaluate rights and remedies outlined under the loan documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	310946471	20,000,000.00	5.22000%	20,000,000.00 5.22000%		10	06/29/20	07/11/20	08/11/20
19	310946471	0.00	5.22000%	0.00	5.22000%	10	08/11/20	07/11/20	06/29/20
61	410946457	0.00	5.31500%	0.00	5.31500%	10	08/17/20	06/11/20	09/11/20
61	410946457	0.00	5.31500%	0.00	5.31500%	10	09/11/20	06/11/20	08/17/20
Totals		20,000,000.00		20,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	300801856 11/18/21	6,151,132.36	5,600,000.00	5,267,824.19	1,199,630.19	5,267,824.19	4,068,194.00	2,082,938.36	0.00	215,374.17	1,867,564.19	28.73%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,151,132.36	5,600,000.00	5,267,824.19	1,199,630.19	5,267,824.19	4,068,194.00	2,082,938.36	0.00	215,374.17	1,867,564.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	300801856	03/17/23	0.00	0.00	1,867,564.19	0.00	0.00	14,334.00	0.00	0.00	1,867,564.19
		07/15/22	0.00	0.00	1,853,230.19	0.00	0.00	4,500.00	0.00	0.00
		05/17/22	0.00	0.00	1,848,730.19	0.00	0.00	(192,863.78)	0.00	0.00
		03/17/22	0.00	0.00	2,041,593.97	0.00	0.00	(41,344.39)	0.00	0.00
		11/18/21	0.00	0.00	2,082,938.36	0.00	0.00	2,082,938.36	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,867,564.19	0.00	0.00	1,867,564.19	0.00	0.00	1,867,564.19

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,527.78	0.00	0.00	0.00	0.00	0.00	83.07	0.00	0.00	0.00
4	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	7,319.44	0.00	0.00	23,749.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	1,378.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.78	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.03	0.00	0.00	0.00
Total	0.00	0.00	41,763.89	0.00	1,378.96	23,749.00	0.00	0.00	86.88	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,978.73

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29